COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2025
COMPENSATION EXPENSE [Text Block]

5. COMPENSATION EXPENSE

	Years ended December 31,
	2025	2024
Wages, salaries and benefits	139,313	115,730
Post-employment benefits	1,157	879
Share-based compensation expense (Note 23)	23,153	9,425
	163,623	126,034

Wages, salaries and benefits and post-employment benefits are presented as components of cost of sales, general and administrative expense, and project development costs.